Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Assets and liabilities transferred to the Company in the Spin-out were accounted for at ISMMS’s historical book basis as the transaction represented a transfer of net assets between entities under common control. The Company’s historical financial information includes costs of certain services historically provided by ISMMS pursuant to a Transition Services Agreement (“TSA”) and service agreements (“Service Agreements”). The Company’s historical results are not necessarily indicative of what its results of operations, financial position, cash flows, or costs and expenses would have been had the Company been an independent entity during the historical periods presented or what its results of operations, financial position, cash flows, or costs and expenses will be in the future when it is a publicly traded, stand-alone company.
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. As such, the accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto as of and for the years ended December 31, 2020, 2019 and 2018 that are included elsewhere in this proxy statement.
The accompanying condensed financial statements reflect all normal recurring adjustments that are necessary to state fairly the results for the interim periods presented. Interim results are not necessarily indicative of the results of operations or cash flows for a full year or any subsequent interim period.
The Company’s historical financial information includes costs of certain services historically provided by ISMMS pursuant to the TSA and Service Agreements. The Company’s historical results are not necessarily indicative of what its results of operations, financial position, cash flows, or costs and expenses would have been had the Company been an independent entity during the historical periods presented or what its results of operations, financial position, cash flows, or costs and expenses will be in the future when it is a publicly traded, stand-alone company.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. The Company bases these estimates on current facts, historical and anticipated results, trends and various other assumptions that it believes are reasonable in the circumstances, including assumptions as to future events. These estimates include, but are not limited to, the transaction price for certain contracts with customers, the capitalization of software costs and the valuation of stock-based awards. Actual results could differ materially from those estimates, judgments and assumptions.
Use of EstimatesThe preparation of condensed financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the condensed financial statements as well as the reported amounts of revenues and expenses during the periods presented. The Company bases these estimates on current facts, historical and anticipated results, trends and various other assumptions that it believes are reasonable in the circumstances, including assumptions as to future events. These estimates include, but are not limited to, the transaction price for certain contracts with customers, the capitalization of software costs and the valuation of stock-based awards and inventory. Actual results could differ materially from those estimates, judgments and assumptions.
Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.
The Company’s cash and cash equivalents are deposited with high-quality financial institutions. The Company has balances in financial institutions that exceed federal depository insurance limits. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Company has not experienced any losses on its deposits of cash and cash equivalents.
The Company assesses both the customer and, if applicable, the third party payor that reimburses the Company on the customer’s behalf when evaluating concentration of credit risk. Significant customers and payors are those that represent more than 10% of the Company’s total annual revenues or accounts receivable balance at each respective balance sheet date.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.
The Company’s cash and cash equivalents are deposited with high-quality financial institutions. The Company has balances in financial institutions that exceed federal depository insurance limits. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Company has not experienced any losses on its deposits of cash and cash equivalents.
The Company assesses both the customer and, if applicable, the third-party payor that reimburses the Company on the customer’s behalf when evaluating concentration of credit risk.
Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist of amounts invested in money market funds. Carrying values of cash equivalents approximate fair value due to the short-term nature of these instruments.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of amounts invested in money market funds. Carrying values of cash equivalents approximate fair value due to the short-term nature of these instruments.

Accounts Receivable	Accounts ReceivableAccounts receivable consists of amounts due from customers for services performed and reflect the consideration to which the Company expects to be entitled in exchange for providing those services. Accounts receivable are estimated and recorded in the period the related revenue is recorded.
Inventory	InventoryInventory, which primarily consists of testing supplies and reagents, is capitalized when purchased and expensed when used in performing services. Inventory is stated at the lower of cost or net realizable value. Cost is determined using actual costs on a first-in, first-out basis. The Company periodically performs obsolescence assessments and writes off any inventory that is no longer usable. Any write-down of inventory to net realizable value creates a new cost basis.
Property and Equipment, net
Property and Equipment, net
Property and equipment, including equipment contributed by ISMMS on the date of the Spin-out (see Note 5), are stated at cost less accumulated depreciation and amortization. Equipment includes assets under capital lease. Improvements are capitalized, while maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the balance sheets and any resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized.
Capital leases and leasehold improvements are amortized straight-line over the shorter of the term of the lease or the estimated useful life. All other property and equipment assets are depreciated using the straight-line method over the estimated useful life of the asset, which ranges from three to five years.The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset or asset group may not be recoverable. An impairment loss is recognized when the total estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Impairment, if any, is assessed using discounted cash flows or other appropriate measures of fair value.
Capitalized Software
Capitalized Software
Costs incurred for computer software developed or obtained for internal use are capitalized for application development activities and expensed as incurred for preliminary project activities and post-implementation activities. Capitalization of such costs ceases when the project is substantially complete and ready for its intended purpose. Costs for maintenance and training are expensed as incurred.
Capitalized software costs are amortized using the straight-line method over an estimated useful life of three years. Capitalized software is reviewed for impairment whenever events or changes in circumstances may indicate that the carrying amount of an asset may not be recoverable.

Fair Value Measurements
Fair Value Measurements
Financial assets and liabilities are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. The following hierarchy lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market:
Level 1: Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2: Observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active or model-derived valuations whose significant inputs are observable.
Level 3: Unobservable inputs that are significant to the measurement of fair value but are supported by little to no market data.
The Company’s financial assets and liabilities consist of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, capital leases and long-term debt. The Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short-term nature of these accounts.
The Company’s capital leases and long-term debt are classified within level 1 of the fair value hierarchy because such long-term debt and capital lease agreements bear interest at rates for instruments with similar characteristics; accordingly, the carrying value of these liabilities approximate their fair values.
Stock-based Compensation
Stock-based Compensation
The Company records incentive stock options (“ISO”) and non-qualified stock options (“NSO”) offered to employees, consultants and directors of the Company based on the estimated fair value of the awards and recognizes compensation expense over the requisite service period for each separate vesting portion of the award as if the award was, in-substance, multiple awards. The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. Terms of the ISO and NSO stock options include a provision whereby the Company has a call option to repurchase the award for cash upon termination of employment or termination of the consulting agreement. The Company has concluded that it is probable it will continue to exercise its call option prior to the award holder being subject to the risks and rewards of equity ownership. As a result, stock options are classified as liabilities in the accompanying balance sheets.
ISO and NSO stock options granted vest solely based upon continued employment or service over a specific period of time. As such, the Company recognizes stock-based compensation liabilities only for those stock-based awards that are ultimately vested over their requisite service periods based on the vesting provisions of the individual grant awards, net of the shares exercised and forfeitures realized. Determination of fair value requires input of highly subjective assumptions.
The Company accounts for forfeitures as they occur.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Current and deferred income taxes are measured based on the tax laws that are enacted as of the balance sheet date of the relevant reporting period. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations and comprehensive loss in the period when the change is enacted. A valuation allowance is established when it is more likely than not that some or all of the deferred tax assets will not be realized. Based on the Company’s historical operating losses, the Company has recorded a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.
The Company recognizes the effect of a tax position when it is more likely than not, based on technical merits, that the position will be sustained upon examination by the appropriate taxing authorities. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit with a greater than 50 percent likelihood of being realized. Unrecognized tax benefits are included within other liabilities if recognized and are charged to earnings in the period that such determination is made. The Company records interest and penalties related to tax uncertainties, if applicable, as a component of income tax expense.

Leases
Leases
The Company categorizes lease agreements at their inception as either operating or capital leases.
For operating leases, the Company recognizes related rent expense on a straight-line basis over the term of the applicable lease agreement. Certain lease agreements contain rent holidays, scheduled rent increases and lease incentives. Rent holidays and scheduled rent increases are included in the determination of rent expense to be recorded over the lease term. Lease incentives are recognized as a reduction of rent expense on a straight-line basis over the term of the lease. The Company recognizes rent expense beginning on the date it obtains the legal right to use and control the leased space.
For capital leases, the Company records a leased asset with a corresponding liability. Payments are recorded as reductions to the liability with an interest charge recorded based on the remaining liability.
Sale-leaseback arrangements characterized as “failed” due to the Company’s continuing involvement with the “sold” assets are accounted for as financing obligations. Specifically, in a failed sale-leaseback transaction, the Company does not derecognize the transferred assets and accounts for the proceeds as a financing obligation. The financing obligation is decreased over time by the Company’s lease payments, less the portion considered interest expense.

Contingencies	Contingencies Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount can be reasonably estimated.
Revenue from Contract with Customer
Revenue Recognition
The Company adopted Accounting Standards Codification (“ASC”) Topic 606 (“ASC 606”), Revenue from Contracts with Customers, on January 1, 2019 using the modified retrospective method applied to contracts which were not completed as of the adoption date. As a result, upon the adoption of ASC 606, the majority of what was previously classified as the provision for doubtful accounts recorded in general and administrative expense is now reflected as an implicit price concession and, therefore, is included as a reduction to diagnostic test revenue in the statements of operations and comprehensive loss. The Company recognizes any changes in customer credit issues not assessed at the date of service as provisions for doubtful accounts. Upon the adoption of ASC 606, the Company recognizes revenue when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration which the Company expects to be entitled to in exchange for those goods or services.
The majority of revenue is generated from diagnostic services provided to three groups of customers: patients with third-party insurance coverage; patients without third-party insurance coverage or those who elect to self-pay; and institutional clients, such as hospitals, clinics and reference laboratories. The Company also recognizes revenue from collaboration service agreements with pharmaceutical companies and other third parties pursuant to which the Company provides diagnostic testing and related data aggregation reporting services.
Diagnostic test revenue
The Company’s diagnostic test revenue contracts typically consist of a single performance obligation to deliver diagnostic testing services to the ordering facility or patient. Control over diagnostic testing services is transferred at a point in time. Specifically, the Company determined the customer obtains control of the promised service upon delivery of the test results.
Revenue from diagnostic testing services is recorded at the estimated transaction price, subject to the constraint for variable consideration, upon transfer of control of the service.
Diagnostic test revenues consist primarily of services reimbursed by third-party insurance payors. Third-party insurance payors include managed care health plans and commercial insurance companies, including plans offered through the health insurance exchanges, and employers. In these arrangements, the customer is the patient. In arrangements with third-party insurance payors, the transaction price is stated within the contract, however, the Company accepts payments from third-party payors that are less than the contractually stated price and is therefore variable consideration.
When determining the transaction price, the Company uses a portfolio approach as a practical expedient to account for categories of diagnostic test contracts as collective groups rather than on an individual contract basis. The portfolio consists of major payor classes based on third-party payors. Based on historical collection trends and other analyses, the Company believes that revenue recognized by utilizing the portfolio approach approximates the revenue that would have been recognized if an individual contract approach was used.
Estimates of allowances for third-party insurance payors that impact the estimated transaction price are based upon the pricing and payment terms specified in the related contractual agreements. Contractual pricing and payment terms in third-party insurance agreements are generally based upon predetermined rates per diagnosis, per diem rates or discounted fee-for-service rates. In addition, for third-party payors in general, the estimated transaction price is impacted by factors such as historical collection experience, contractual provisions and insurance reimbursement policies, payor mix, and other relevant information for applicable payor portfolios. The estimates for implicit price concessions require significant judgment and are based upon management’s assessment of expected net collections, business and economic conditions, historical trends, trends in federal, state and private employer health care coverage and other collection indicators.
The Company monitors these accrual estimates at each reporting period based on actual cash collections in order to assess whether a revision to the estimate is required. Both the initial estimate and any subsequent revision to the estimate contain uncertainty and require the use of judgment in the estimation of the transaction price and application of the constraint for variable consideration. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect revenue and earnings in the period such variances become known.
For self-pay patients, the Company determines the transaction price associated with services rendered in consideration of implicit price concessions that are granted to such patients. The estimates for implicit price concessions require significant judgment and are based upon management’s assessment of expected net collections, business and economic conditions, historical trends, trends in federal, state and private employer health care coverage and other collection indicators.
For institutional clients, the customer is the institution. The Company determines the transaction price associated with services rendered in accordance with the contractual rates established with each customer.
Payment terms and conditions vary by contract and customer. The Company’s standard payment terms are generally less than 60 days from the invoice date. In instances where the timing of the Company’s revenue recognition differs from the timing of its invoicing, the Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised services to the customer will be one year or less.
Other revenue
The Company enters into both short-term and long-term project-based collaboration service agreements with third parties, whereby the Company provides diagnostic testing, research and related data aggregation reporting services. Certain of these contracts include the transfer of a license to the Company’s intellectual property or participation by the Company on joint steering committees with the customer, which was considered to be immaterial in the context of the contract. The Company concludes that the goods and services transferred to our customers pursuant to these agreements generally comprise a single performance obligation on the basis that such goods and services are not distinct within the context of the contract. This is because the goods and services are highly interdependent and interrelated such that the Company would not be able to fulfill its underlying promise to our customers by transferring each good or service independently.
The consideration to which the Company is entitled pursuant to its collaboration service agreements generally includes non-refundable upfront payments and variable payments based upon the achievement of certain milestones during the contract term. Non-refundable upfront payments are generally received in advance of performing the services and, therefore, are recorded as a contract liability upon receipt. Milestone payments are included in the transaction price only when it is probable that doing so will not result in a significant reversal of cumulative revenue recognized when the uncertainty associated with the milestone is subsequently resolved. For longer-term contracts, the Company does not account for a significant financing component since a substantial amount of the consideration promised by the customer is variable and the amount or timing of that consideration varies on the basis of a future event that is not substantially within the control of either party.
The Company satisfies its performance obligations pursuant to its collaboration service agreements over time as the customer simultaneously receives and consumes the benefits provided by the Company’s services as the Company performs those services. The Company recognizes revenue over time using an input measure based on costs incurred on the basis that this measure best reflects the pattern of transfer of control of the services to the customer. In some contracts, the Company subcontracts certain services to other parties for which the Company is ultimately responsible. Costs incurred for such subcontracted services are included in the Company’s measure of progress for satisfying its performance obligation and are recorded in cost of services in the statements of operations and comprehensive loss. Changes in the total estimated costs to be incurred in measuring the Company’s progress toward satisfying its performance obligation may result in adjustments to cumulative revenue recognized at the time the change in estimate occurs.
Revenue recognition
The Company recognized revenue pursuant to ASC Topic 605 (“ASC 605”), Revenue recognition, for the year ended December 31, 2018 prior to the adoption of ASC 606. Under ASC 605, diagnostic test revenue was recognized when persuasive evidence of a final agreement existed; delivery had occurred or services were rendered; the price of the product or service was fixed or determinable; and collectability from the customer was reasonably assured. The criterion for whether the price was fixed or determinable and whether collectability was reasonably assured were based on management’s judgments. When evaluating collectability, in situations where reimbursement coverage did not exist, the Company considered whether a sufficient history to reliably estimate a payer’s individual payment patterns existed. For most uninsured customers, the Company was not able to demonstrate a predictable pattern of collectability and, therefore, recognized revenue when payment was received. For customers who had demonstrated a consistent pattern of payment of tests billed at the appropriate amounts, the Company recognized revenue at estimated realizable amounts upon delivery of test results.
Revenues from providing diagnostic testing and related data aggregation reporting services pursuant to collaboration service agreements were recognized when the contractual obligations were met based on the terms of the respective agreements.

Cost of Services
Cost of Services
Cost of services reflects the aggregate costs incurred in performing diagnostic testing and collaboration services. These costs include expenses for reagents and laboratory supplies, personnel-related expenses (comprising salaries and benefits), stock-based compensation, shipping and handling fees, costs of third-party reference lab testing and third-party providers of genetic counseling and phlebotomy services, amortization of software development costs and equipment and allocated facility costs associated with testing. Allocated facility costs include depreciation of laboratory equipment, facility occupancy and information technology costs. Cost of services are recorded as the services are performed.

Research and Development
Research and Development
Research and development expenses represent costs incurred to develop technology and future test offerings. These costs are principally associated with the Company’s efforts to develop the software used to analyze data and process customer orders. These costs primarily consist of personnel-related expenses (comprising salaries and benefits), stock-based compensation, costs of reagents and laboratory supplies, costs of consultants and third-party services, equipment and related depreciation expenses, non-capitalizable software development costs and allocated facility and information technology costs associated with genomics medical research. Research and development costs are expensed as incurred.

Selling, General and Administrative Expenses, Policy
Selling and Marketing
Selling and marketing expenses primarily consist of personnel-related expenses (comprising salaries, and benefits) and stock-based compensation for employees performing commercial sales, account management, marketing and medical education. Selling and marketing costs are expensed as incurred.
General and Administrative
General and administrative expenses primarily consist of personnel-related expenses (comprising salaries and benefits) and stock-based compensation for employees in executive leadership, legal, finance and accounting, human resources, information technology, strategy and other administrative functions. In addition, these expenses include office occupancy and information technology costs. General and administrative costs are expensed as incurred.

Other Income, Net	Other Income, NetOther income, net primarily consists of certain funding received under the CARES Act in 2020, sales and use taxes and gains and losses on equipment disposals.
Net Loss per Share
Net Loss per Share
For the years ended December 31, 2020 and 2019, basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for companies with participating securities. The Company considers all redeemable convertible preferred stock issued on and after August 2, 2019 to be participating securities as the holders are entitled to receive dividends on an as-converted to Class A common stock basis in the event that a dividend is paid on common stock.
Under the two-class method, the net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock, as holders of the redeemable convertible preferred stock did not have a contractual obligation to share in losses. The net loss attributable to common stockholders is allocated to Class A and Class B common stockholders based on the proportion to which each class of common stock shares in losses of the Company. This proportion is based on the rights of the holders of Class B common stock relative to those of the holders of Class A common stock (see Note 11 and Note 13). Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period.
Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive instruments. For purposes of this calculation, common stock options and redeemable convertible preferred stock have been excluded as their effect is anti-dilutive.

Segment Information
Segment Information
The Company operates and manages its business as one reportable operating segment based on the manner in which the Chief Executive Officer, who is the Company’s chief operating decision maker (“CODM”), assesses performance and allocates resources across the business.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
Effective January 1, 2020, the Company adopted ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This ASU removes requirements to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 clarifies that disclosure regarding measurement uncertainty is intended to communicate information about the uncertainty in measurement as of the reporting date. ASU 2018-13 adds certain disclosure requirements, including disclosure of changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. ASU 2018-13 also requires entities that use the practical expedient to measure the fair value of certain investments at their net asset values to disclose (1) the timing of liquidation of an investee’s assets and (2) the date when redemption restrictions will lapse, but only if the investee has communicated this information to the entity or announced it publicly Adoption of ASU 2018-13 did not have a material impact on the Company’s financial statements.
Effective January 1, 2020, the Company adopted ASU 2018-07, Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which was issued to simplify accounting for nonemployee share-based payment transactions by making the treatment of nonemployee share-based compensation similar to that of employee share-based compensation. Adoption of ASU 2018-07 did not have a material impact on the Company’s financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which requires lessees to recognize right-of-use assets and lease liabilities for most leases on their balance sheets. Expense recognition for lessees under ASU 2016-02 is similar to current lease accounting. ASU 2016-02 will require enhanced disclosures to help the financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The recognition, measurement and presentation of expenses and cash flows arising from a lease will primarily depend on its classification as a finance or operating lease. As an emerging growth company, the provisions of ASU 2016-02 are effective for the Company for annual and interim periods beginning after December 15, 2021. Early adoption is permitted. The Company is evaluating the transition options permissible under ASU 2016-02 and plans to adopt through a cumulative adjustment to retained earnings on the date of adoption. Significant implementation matters being addressed by the Company include documenting the new lease accounting process. The Company is evaluating the effect this ASU will have on its financial statements, related disclosures and ongoing financial reporting. The Company expects implementation of this ASU to result in the recognition of right-of-use assets and corresponding lease liabilities in its balance sheets, principally related to office and facility leases.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The new credit losses standard changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, contract assets recognized as a result of applying ASC 606, loans and certain other instruments, entities will be required to use a new forward looking “expected loss” model that generally will result in earlier recognition of credit losses than under today’s incurred loss model. As an emerging growth company, ASU 2016-13 is effective for annual periods beginning after December 31, 2022, with early adoption permitted. Application of the amendments is through a cumulative-effect adjustment to the opening retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact of the new guidance on its financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the standard. ASU 2018-15 will require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. ASU 2018-15 also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement. ASU 2018-15 also requires the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalized implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs on the balance sheets in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The amendments in ASU 2018-15 are effective for the Company in annual reporting periods beginning after December 15, 2020 and interim periods beginning after December 15, 2021. Early adoption is permitted. The Company is evaluating the transition options permissible under ASU 2018-15 of either (1) retrospectively adjusting prior periods presented or (2) prospectively applying amendments to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact of ASU 2018-15 will have on its financial statements and related disclosures.
In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements: Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018-18”), which clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer. In addition, ASC Topic 808 (“ASC 808”), Collaborative Arrangements precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. The provisions of ASU 2018-18 are effective for the Company for annual and interim periods beginning after December 15, 2020. Early adoption is permitted. The amendments in ASU 2018-18 are to be applied retrospectively through a cumulative effect adjustment to the opening balance of retained earnings of the later of (1) the earliest annual period presented and (2) the annual period that includes the date of the entity’s initial application of ASC 606. Permissible transition options include the election to retrospectively apply the amendments to either (1) all contracts or (2) only the contracts that are not completed at the date of initial application of Topic 606. The Company is not currently a participant in any such collaborative arrangements that are accounted for under ASC 808 and will evaluate the impact the adoption of this standard for any potential collaborative arrangements the Company enters into in the future.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and clarifying and amending existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently assessing the impact of adopting this new accounting guidance will have on its financial statements and related disclosures.
Recently Adopted Accounting Pronouncements
Effective January 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2018-18, Collaborative Arrangements: Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018-18”), which clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, when the counterparty is a customer. In addition, ASC Topic 808 (“ASC 808”), Collaborative Arrangements precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. Adoption of ASU 2018-18 did not have an impact on the Company’s condensed financial statements as the Company is not currently a participant in any such collaborative arrangements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which requires lessees to recognize right-of-use assets and lease liabilities for most leases on their balance sheets. Expense recognition for lessees under ASU 2016-02 is similar to current lease accounting. ASU 2016-02 will require enhanced disclosures to help the financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The recognition, measurement and presentation of expenses and cash flows arising from a lease will primarily depend on its classification as a finance or operating lease. As an emerging growth company, the provisions of ASU 2016-02 are effective for the Company for annual and interim periods beginning after December 15, 2021. Early adoption is permitted. The Company is evaluating the transition options permissible under ASU 2016-02 and plans to adopt through a cumulative adjustment to retained earnings on the date of adoption. Significant implementation matters being addressed by the Company include documenting the new lease accounting process. The Company is evaluating the effect this ASU will have on its financial statements, related disclosures and ongoing financial reporting. The Company expects implementation of this ASU to result in the recognition of right-of-use assets and corresponding lease liabilities in its balance sheets, principally related to office and facility leases.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The new credit losses standard changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, contract assets recognized as a result of applying ASC 606, loans and certain other instruments, entities will be required to use a new forward looking “expected loss” model that generally will result in earlier recognition of credit losses than under today’s incurred loss model. As an emerging growth company, ASU 2016-13 is effective for annual periods beginning after December 31, 2022, with early adoption permitted. Application of the amendments is through a cumulative-effect adjustment to the opening retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact of the new guidance on its financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the standard. ASU 2018-15 will require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. ASU 2018-15 also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement. ASU 2018-15 also requires the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalized implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs on the balance sheets in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The amendments in ASU 2018-15 are effective for the Company in annual reporting periods beginning after December 15, 2020 and interim periods beginning after December 15, 2021. Early adoption is permitted. The Company is evaluating the transition options permissible under ASU 2018-15 of either 1) retrospectively adjusting prior periods presented or 2) prospectively applying amendments to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact of ASU 2018-15 will have on its financial statements and related disclosures.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and clarifying and amending existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently assessing the impact of adopting this new accounting guidance will have on its financial statements and related disclosures.